Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2017
Consolidated Subsidiaries
Consolidated Subsidiaries

48. Consolidated Subsidiaries

a)   Composition of the Bank

The subsidiaries of the Bank, all of which have been included in the consolidated financial statements at 31 December 2017, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., SOFOM, E.R.	Credit card loans	99.99%	100%
Santander Vivienda, S.A. de C.V., SOFOM, E.R.	Mortgage loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., SOFOM, E.R.	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Banco Santander, S.A. Fideicomiso 100740	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%

The total non-controlling interest as of December 31, 2017, amount to 29 million pesos.

Information in respect to non-controlling interest is presented in Note 27.

b)   Significant restrictions

The Bank has the following significant restrictions on its ability to access or use the assets and settle the liabilities of the Bank as of December 31, 2017:

•	Compulsory deposits with the Central Bank

Compulsory deposits relate to a minimum balance financial institutions are required to maintain with the Central Bank based on a percentage of deposits received by third parties. The amount of this compulsory deposit is 28,094 million pesos (see Note 7).

•	Reverse repurchase agreements

51,693 million pesos of debt instruments have been received in connection with reverse repurchase agreement transactions (see Notes 8 and 12).

•	Repurchase agreements

13,881 million pesos of Mexican government securities (M Bonds, BPATs, UMS and other debt securities) classified as available for sale have been pledged in connection with repurchase agreements operations (see Note 9).

89,147 million pesos of debt instruments classified as held for trading have been pledged in connection with repurchase agreement transactions (see Note 9).

7,350 million pesos of BREMS R classified as loans and receivables have been pledged in connection with repurchase agreements transactions (see Note 9).

•	Debt instruments

2,975 million pesos of Special CETES in connection with the program of credit support and additional benefits to Mexican States and Municipalities and the support program for housing loan debtors, which can only be repurchased by the Central Bank (see Note 9).

7,783 million pesos of BREMS R that can only be acquired by Mexican banks through auctions carried out by the Central Bank as well as through repurchase agreement transactions between them or between Mexican banks as per the provisions established by the Central Bank (see Notes 3.6 and 9).

•	Securities loans

21,555 million pesos of Mexican government securities (CETES and UDIBONDS) have been pledged in connection with securities loans transactions (see Note 9).

7 million pesos of equity instruments have been received in connection with securities loans transactions (see Note 10).

•	Collaterals in derivatives transactions traded in organized markets

2,566 million pesos of loans and advances to customers have been pledged in connection with derivatives traded in organized markets (see Note 12).

•	Collaterals in OTC derivatives transactions

34,542 million pesos of loans and advances to credit institutions have been pledged in connection with OTC derivatives transactions (see Note 8).

2,964 million pesos of debt instruments classified as held for trading have been pledged in connection with OTC derivatives transactions (see Note 9).

45,024 million pesos of deposits from credit institutions and customer deposits have been received in connection with OTC derivatives transactions (see Note 32).

3,783 million pesos of debt instruments have been received in connection with OTC derivatives transactions (see Note 32).

•	Earnings distribution

The Bank has restrictions on earnings distribution related to the legal reserve of 10,683 million pesos that include 8,086 million pesos in legal reserve of the Bank on an individual basis (see Note 29). In addition, the Bank is restricted from distributing dividends that will result in noncompliance with minimum capitalization requirements established by the CNBV (see Note 30).

•	Loans to other entities within the Bank

The Bank granted a loan to Santander Consumo and Santander Vivienda, S.A. de C.V. for 45,138 million pesos and 17,271 million pesos, respectively, which were eliminated from the consolidated balance sheet for consolidation purposes.

c)   Financial support

The Bank did not give any financial support to a consolidated structured entity during 2016 and 2017.

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